Intangible assets - Income statement location of Amortization and Net Impairment (Details) - Brands - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Charge for the period	£ 108	£ 107	£ 94
Net impairment losses/(reversals)	186	135	(16)
Cost of sales
Disclosure of detailed information about intangible assets [line items]
Charge for the period	55	61	57
Net impairment losses/(reversals)	185	129	(32)
Selling, general and administration expenses
Disclosure of detailed information about intangible assets [line items]
Charge for the period	53	46	37
Net impairment losses/(reversals)	£ 1	£ 6	8
Research and development
Disclosure of detailed information about intangible assets [line items]
Net impairment losses/(reversals)			£ 8